Financial Instruments - Summary of Offsetting Other Financial Assets and Trade Payable and Other Liabilities (Detail) - INR (₨) ₨ in Millions	Mar. 31, 2022	Mar. 31, 2021
Disclosure of offsetting of financial assets liabilities [abstract]
Gross amounts of recognized other financial assets	₨ 239,897	₨ 146,709
Gross amounts of recognized financial liabilities set off in the statement of financial position	(10,106)	(7,596)
Net amounts of recognized other financial assets presented in the statement of financial position	229,791	139,113
Gross amounts of recognized trade payables and other payables	145,211	87,869
Financial liabilities Gross amounts of recognized financial liabilities set off in the statement of financial position	(10,106)	(7,596)
Net amounts of recognized trade payables and other payables presented in the statement of financial position	₨ 135,105	₨ 80,273